Related Party Balance and Transactions (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Related Party Balance and Transactions (Details) [Line Items]
Total revenue	$ 23,181,084	$ 17,925,476	$ 13,538,999
Zhifang Marketing [Member]
Related Party Balance and Transactions (Details) [Line Items]
Total revenue		95,181
Service cost		291,533
Yihe Beijing [Member]
Related Party Balance and Transactions (Details) [Line Items]
Service cost		90,150
Yihe Beijing [Member]
Related Party Balance and Transactions (Details) [Line Items]
Service cost
Yihe Beijing [Member]
Related Party Balance and Transactions (Details) [Line Items]
Shareholder equity, percentage	40.00%
Service cost	$ 69,134
Zhifang Marketing [Member]
Related Party Balance and Transactions (Details) [Line Items]
Shareholder equity, percentage	49.00%
Total revenue
Service cost	27,175
Zhuhai Investment [Member]
Related Party Balance and Transactions (Details) [Line Items]
Rental fee	$ 96,695	$ 75,009
Mr. Xiaoli Chen [Member]
Related Party Balance and Transactions (Details) [Line Items]
Shareholder equity, percentage	33.00%